Employee Benefits Expense - Summary of Employee Expenses (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
EMPLOYEE BENEFITS EXPENSE.
Wages and salaries	$ (102,897,710)	$ (100,653,880)	$ (100,938,761)
Post-employment benefit obligations expense	(1,881,202)	(2,091,205)	(1,899,660)
Social security and other contributions	(13,405,944)	(13,150,402)	(21,260,007)
Other employee expenses	(4,945,478)	(5,608,290)
Total	$ (123,130,334)	$ (121,503,777)	$ (124,098,428)